Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 1,929	$ 1,036
Restricted bank deposits	139	140
Trade receivables	10,020	9,172
Other accounts receivable and prepaid expenses	1,089	1,311
Inventories	4,816	4,871
Total current assets	17,993	16,530
LONG TERM ASSETS	26	59
PROPERTY AND EQUIPMENT, NET	1,091	956
OPERATING LEASE RIGHT-OF-USE ASSETS, NET	987	767
OTHER INTANGIBLE ASSETS, NET	30	40
GOODWILL	4,676	4,676
Total assets	24,803	23,028
CURRENT LIABILITIES:
Current maturities of long term loans	835	815
Operating lease liabilities, current	480	557
Trade payables	5,453	5,492
Employees and payroll accruals	929	985
Deferred revenues	702	601
Advances net of inventory in progress	202	68
Accrued expenses and other liabilities	89	391
Total current liabilities	8,690	8,909
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	903	1,216
Operating lease liabilities, non-current	636	367
Long-term deferred revenues	180	303
Accrued severance pay	329	364
Total long-term liabilities	2,048	2,250
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital
Ordinary shares: Authorized; 8,000,000 shares at June 30, 2021 and December 31, 2020; Issued and outstanding: 5,223,750 and 4,391,163 shares at June 30, 2021 and December 31, 2020, respectively	83,776	81,849
Additional paid-in capital	983	978
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(70,451)	(70,715)
Total equity	14,065	11,869
Total liabilities and shareholders’ equity	$ 24,803	$ 23,028